FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Cash Flow Sensitivity on Variable Rate Instruments (Details) - Interest rate risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible decrease in risk variable percent (in basis points)	10.00%
Floating interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent (in basis points)	1.00%	1.00%
Reasonable possible increase in risk variable, debt	$ 36	$ 40
Reasonable possible increase in risk variable, derivatives	$ 0	$ 0
Reasonably possible decrease in risk variable percent (in basis points)	1.00%	1.00%
Reasonable possible decrease in risk variable, debt	$ (36)	$ (40)
Reasonable possible decrease in risk variable, derivatives	$ 0	$ 0